Fair Value Measurements - Transfers Between Levels (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Fair value transfers between Level 1 and Level 2
Fair value assets transfers from Level 1 to Level 2	$ 0
Fair value assets transfers from Level 2 to Level 1	0
Fair value liabilities transfers from Level 1 to Level 2	0
Fair value liabilities transfers from Level 2 to Level 1	0
Fair value measurement with unobservable inputs transfers
Fair value assets transfers into Level 3	0
Fair value assets transfers out of Level 3	0
Fair value liability transfers into Level 3	0
Fair value liability transfers out of Level 3	$ 0